American Funds Income Portfolio (SM)
American Funds Income Portfolio (SM)

American Funds Portfolio SeriesSM

Summary Prospectus and Prospectus Supplement

August 22, 2013

(for summary prospectuses and prospectus dated January 1, 2013)

For each respective fund, the table in the summary prospectus and the Summary section of the prospectus under the heading “Annual fund operating expenses” in the “Fees and expenses of the fund” section and the table under the heading “Example” in the “Fees and expenses of the fund” section are amended in its entirety as follows:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Funds Income Portfolio (SM)	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.29%	1.00%	1.00%	0.25%	none	0.23%	1.00%	1.00%	0.50%	none	0.99%	0.75%	0.50%	0.25%	none	none
Other expenses	0.14%	0.16%	0.14%	0.16%	0.15%	0.24%	0.25%	0.24%	0.21%	0.24%	0.13%	0.41%	0.23%	0.13%	0.09%	0.06%
Acquired (underlying) fund fees and expenses	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%
Total annual fund operating expenses	0.84%	1.57%	1.55%	0.82%	0.56%	0.88%	1.66%	1.65%	1.12%	0.65%	1.53%	1.57%	1.14%	0.79%	0.50%	0.47%
Fee waiver3	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Total annual fund operating expenses after fee waiver	0.74%	1.47%	1.45%	0.72%	0.46%	0.78%	1.56%	1.55%	1.02%	0.55%	1.43%	1.47%	1.04%	0.69%	0.40%	0.37%

Example
Expense Example American Funds Income Portfolio (SM) (USD $)	1 year	3 years	5 years	10 years
Class A	646	818	1,005	1,544
Class B	650	886	1,046	1,663
Class C	248	480	835	1,837
Class F-1	74	252	445	1,004
Class F-2	47	169	303	692
Class 529-A	670	869	1,084	1,692
Class 529-B	678	952	1,150	1,850
Class 529-C	277	549	945	2,045
Class 529-E	124	385	665	1,457
Class 529-F-1	76	237	411	906
Class R-1	146	474	825	1,815
Class R-2	150	486	846	1,859
Class R-3	106	352	618	1,377
Class R-4	70	242	429	969
Class R-5	41	150	270	619
Class R-6	38	141	253	582

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example No Redemption American Funds Income Portfolio (SM) (USD $)	1 year	3 years	5 years	10 years
Class B	150	486	846	1,663
Class C	148	480	835	1,837
Class F-1	178	552	950	1,850
Class F-2	177	549	945	2,045